Quarterly Holdings Report
for

Fidelity Simplicity RMD Income Fund℠

April 30, 2019

RW24-QTLY-0619
1.858588.111

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 11.3%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	5,915	$59,743
Fidelity Series Blue Chip Growth Fund (a)	6,930	107,064
Fidelity Series Commodity Strategy Fund (a)	113,344	538,382
Fidelity Series Growth Company Fund (a)	12,418	217,066
Fidelity Series Intrinsic Opportunities Fund (a)	16,136	268,992
Fidelity Series Large Cap Stock Fund (a)	15,377	233,731
Fidelity Series Large Cap Value Index Fund (a)	5,084	65,324
Fidelity Series Opportunistic Insights Fund (a)	6,378	117,425
Fidelity Series Small Cap Discovery Fund (a)	2,699	31,575
Fidelity Series Small Cap Opportunities Fund (a)	6,951	96,278
Fidelity Series Stock Selector Large Cap Value Fund (a)	14,434	177,967
Fidelity Series Value Discovery Fund (a)	9,794	125,754
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,004,216)		2,039,301

International Equity Funds - 9.0%
Fidelity Series Canada Fund (a)	4,232	45,370
Fidelity Series Emerging Markets Fund (a)	6,437	64,116
Fidelity Series Emerging Markets Opportunities Fund (a)	30,273	574,888
Fidelity Series International Growth Fund (a)	26,342	418,845
Fidelity Series International Small Cap Fund (a)	6,216	100,889
Fidelity Series International Value Fund (a)	43,498	419,321
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,596,241)		1,623,429

Bond Funds - 57.4%
Fidelity Series Emerging Markets Debt Fund (a)	13,302	126,631
Fidelity Series Floating Rate High Income Fund (a)	2,917	27,358
Fidelity Series High Income Fund (a)	14,364	136,459
Fidelity Series Inflation-Protected Bond Index Fund (a)	244,557	2,401,545
Fidelity Series International Credit Fund (a)	543	5,372
Fidelity Series Investment Grade Bond Fund (a)	602,342	6,734,184
Fidelity Series Long-Term Treasury Bond Index Fund (a)	94,374	819,165
Fidelity Series Real Estate Income Fund (a)	7,735	84,925
TOTAL BOND FUNDS
(Cost $10,301,436)		10,335,639

Short-Term Funds - 22.3%
Fidelity Series Government Money Market Fund 2.49% (a)(b)	3,218,927	3,218,927
Fidelity Series Short-Term Credit Fund (a)	80,735	805,735
TOTAL SHORT-TERM FUNDS
(Cost $4,022,790)		4,024,662
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $17,924,683)		18,023,031
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,910)
NET ASSETS - 100%		$18,016,121

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$471	$--	$489	$--	$270	$(252)	$--
Fidelity Series All-Sector Equity Fund	97,191	43,962	73,980	11,949	1,556	(8,986)	59,743
Fidelity Series Blue Chip Growth Fund	102,773	62,606	58,460	11,823	2,859	(2,714)	107,064
Fidelity Series Canada Fund	32,007	26,141	13,396	746	(28)	646	45,370
Fidelity Series Commodity Strategy Fund	279,656	371,245	80,897	19,311	(1,888)	(29,734)	538,382
Fidelity Series Emerging Markets Debt Fund	82,085	67,318	21,215	4,002	(627)	(930)	126,631
Fidelity Series Emerging Markets Fund	--	67,758	5,706	199	(26)	2,090	64,116
Fidelity Series Emerging Markets Opportunities Fund	427,797	359,719	196,960	36,619	(4,294)	(11,374)	574,888
Fidelity Series Floating Rate High Income Fund	34,999	13,548	20,639	1,685	(405)	(145)	27,358
Fidelity Series Government Money Market Fund 2.49%	2,821,826	1,430,277	1,033,176	45,579	--	--	3,218,927
Fidelity Series Growth Company Fund	207,803	130,020	117,655	18,805	9,784	(12,886)	217,066
Fidelity Series High Income Fund	182,746	88,109	133,541	9,004	(3,406)	2,551	136,459
Fidelity Series Inflation-Protected Bond Index Fund	1,466,423	1,386,176	474,244	32,944	(2,132)	25,322	2,401,545
Fidelity Series International Credit Fund	5,097	264	--	231	--	11	5,372
Fidelity Series International Growth Fund	313,833	244,075	142,638	20,900	1,475	2,100	418,845
Fidelity Series International Small Cap Fund	75,281	61,756	31,025	7,085	(17)	(5,106)	100,889
Fidelity Series International Value Fund	314,871	233,984	108,168	11,453	(896)	(20,470)	419,321
Fidelity Series Intrinsic Opportunities Fund	246,530	130,709	83,967	17,986	2,174	(26,454)	268,992
Fidelity Series Investment Grade Bond Fund	5,190,940	2,841,689	1,432,574	139,665	(17,164)	151,293	6,734,184
Fidelity Series Large Cap Stock Fund	221,865	132,179	110,296	20,017	2,082	(12,099)	233,731
Fidelity Series Large Cap Value Index Fund	61,970	31,875	29,007	2,492	1,215	(729)	65,324
Fidelity Series Long-Term Treasury Bond Index Fund	497,290	493,928	193,441	14,133	(1,088)	22,476	819,165
Fidelity Series Opportunistic Insights Fund	111,929	64,333	59,919	8,107	3,278	(2,196)	117,425
Fidelity Series Real Estate Income Fund	66,330	35,504	17,232	3,935	(239)	562	84,925
Fidelity Series Short-Term Credit Fund	705,877	352,787	261,531	13,690	(1,352)	9,954	805,735
Fidelity Series Small Cap Discovery Fund	30,241	16,655	14,975	1,707	241	(587)	31,575
Fidelity Series Small Cap Opportunities Fund	92,785	56,485	46,477	9,267	988	(7,503)	96,278
Fidelity Series Stock Selector Large Cap Value Fund	169,371	93,184	80,348	12,313	833	(5,073)	177,967
Fidelity Series Value Discovery Fund	119,833	62,267	52,728	6,135	691	(4,309)	125,754
	13,959,820	8,898,553	4,894,684	481,782	(6,116)	65,458	18,023,031

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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